Technology and Development Expenses - Summary of Technology and Development Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total	$ 8,844	$ 6,930	$ 22,991	$ 18,803
Salaries and Wages
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total	4,825	3,586	12,354	8,872
Software Licenses
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total	1,769	1,316	4,801	4,658
Infrastructure Expenses
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total	940	1,244	2,840	3,679
Information and Technology Security Expenses
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total	48	78	322	163
Other Technology Expenses
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total	$ 1,262	$ 706	$ 2,674	$ 1,431